FINANCIAL INSTRUMENTS	12 Months Ended
Feb. 28, 2015
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS

20. FINANCIAL INSTRUMENTS

        Financial instruments are classified into one of the following categories: assets held at fair value, loans and receivables, other financial liabilities, or liabilities held at fair value.

Categories for financial assets and liabilities

        The following table summarizes the carrying values of the Company's financial instruments:

	February 28, 2015	February 28, 2014
Assets held at fair value (A)	23,692	19,011
Loans and receivables (B)	49,614	19,405
Other financial liabilities (C)	71,728	44,043
Liabilities held at fair value (D)	1,239	1,360
(A)	Includes cash, cash equivalents and foreign exchange forward contracts
(B)	Includes trade receivables and other & miscellaneous receivables
(C)	Includes accounts payable, accrued liabilities, debt facility and termination fee
(D)	Warrant liability

        The Company classifies its fair value measurements using a fair value hierarchy that reflects the significance of inputs used in making the measurements. The accounting standard establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The inputs fall into three levels that may be used to measure fair value.

        Level  1 – Unadjusted quoted prices at the measurement date for identical assets or liabilities in active markets.

        Level 2 – Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

        Level 3 – Significant unobservable inputs which are supported by little or no market activity.

        Cash and cash equivalents are measured using Level 1 inputs.

        The August 1, 2014 warrant liability is classified as Level 1 as they are traded on the Toronto Stock Exchange and on the NASDAQ Global Market.

        The Company's foreign exchange forward contracts are classified within Level 2 as they are based on foreign currency rates quoted by banks and other public data source. The fair values of the foreign exchange forward contracts are based upon the difference between the forward exchange rate and the contract rate with expected cash flows and effect on the consolidated statements of operations expected to occur upon settlement.

        The September 23, 2013 warrant liability is classified as Level 3 as it is measured at fair value using significant unobservable inputs. Significant assumptions used at February 28, 2015 for the warrants include a dividend yield of 0%, a 1% assumption that the fundamental transaction will happen every year, volatility of 60%, and a risk free spot rate term structure.

        As at February 28, 2015 the Company held the following Level 3 financial instruments carried at fair value on the consolidated balance sheet.

	Level 2	Level 3	Total
Financial Liabilities
Warrant liability	—	603	603

        As at February 28, 2014, the Company held the following Level 2 and Level 3 financial instruments carried at fair value on the consolidated balance sheet.

	Level 2	Level 3	Total
Financial Assets
Foreign exchange forward contracts	19	—	19
Financial Liabilities
Warrant liability	—	1,360	1,360

        A reconciliation of the Level 3 warrant liability measured at fair value for the year ended February 28, 2015 follows:

	Warrants	$
Balance at February 28, 2014	3,171,000	1,360
Fair value adjustment – warrant liability	—	(93)
Exercise of warrants	(1,082,250)	(664)

Balance at February 28, 2015	2,088,750	603

Interest rate risk

        Cash and cash equivalents and the Company's debt facility which has interest rates with market rate fluctuations expose the Company to interest rate risk on these financial instruments. Net interest expense, excluding deferred financing costs, recognized during the year ended February 28, 2015 was $1,369 on the Company's cash, cash equivalents, and debt facility [2014 – Expense of $1,128].

Credit risk

        In addition to trade receivables and other receivables, the Company is exposed to credit risk on its cash and cash equivalents in the event that its counterparties do not meet their obligations. The Company does not use credit derivatives or similar instruments to mitigate this risk and, as such, the maximum exposure is the full carrying value or fair value of the financial instrument. The Company minimizes credit risk on cash and cash equivalents by transacting with only reputable financial institutions and customers.

Foreign exchange risk

        Foreign exchange risk arises because of fluctuations in exchange rates. To mitigate exchange risk, the Company may utilize forward contracts to secure exchange rates with the objective of offsetting fluctuations in the Company's operating expenses incurred in foreign currencies with gains or losses on the forward contracts. As at February 28, 2015, the Company had no forward contracts in place [February 28, 2014 – one forward contract with a notional value of $1,242 resulting in a gain of $19]. All foreign currency gains and losses related to forward contracts are included in foreign exchange gain (loss) in the consolidated statements of operations.

        As of February 28, 2015, if the US dollar had appreciated 1% against all foreign currencies, with all other variables held constant, the impact of this foreign currency change on the Company's foreign denominated financial instruments would have resulted in a decrease in after-tax net loss of $42 for the year ended February 28, 2015 [2014 – decrease of $135], with an equal and opposite effect if the US dollar had depreciated 1% against all foreign currencies at February 28, 2015.

Liquidity risk

        A risk exists that the Company will encounter difficulty in satisfying its financial obligations as they become due. The Company manages its liquidity risk by forecasting cash flows from operations and anticipated investing and financing activities. As at February 28, 2015, the Company had cash and cash equivalents totaling $23,692 [2014 – $18,992]. Based on current revenue expectations, the continuing availability of credit facilities, the Company believes that its liquidity risk is manageable.